Portfolio of investments—September 30, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.04%
California: 94.84%
Airport revenue: 11.44%
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00%	12-31-2024	$750,000	$751,299
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	6-30-2027	450,000	468,007
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	6-30-2028	390,000	410,536
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	12-31-2029	3,815,000	4,009,503
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2025	6,000,000	6,057,166
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2026	2,500,000	2,576,930
City of Los Angeles Department of Airports Series C AMT	5.00	5-15-2027	3,730,000	3,922,246
City of Los Angeles Department of Airports Series C AMT	5.00	5-15-2028	2,000,000	2,140,792
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2026	2,890,000	2,978,931
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2028	2,705,000	2,895,421
City of Palm Springs Passenger Facility Charge Revenue AMT (BAM Insured)	5.00	6-1-2027	1,205,000	1,219,056
Port of Los Angeles Series A-1 AMT	5.00	8-1-2033	520,000	583,471
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2027	750,000	788,901
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2028	1,000,000	1,066,467
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2029	1,000,000	1,090,562
San Francisco City & County Airport Commission San Francisco International Airport Series C AMT	5.00	5-1-2028	4,600,000	4,920,613
				35,879,901
Education revenue: 9.18%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2026	325,000	334,641
California Infrastructure & Economic Development Bank Colburn School (SIFMA Municipal Swap+0.90%)±	4.05	8-1-2072	5,000,000	5,005,742
California Municipal Finance Authority Biola University, Inc.	5.00	10-1-2027	790,000	833,854
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2033	250,000	254,893
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2035	350,000	354,406
California Municipal Finance Authority Lutheran University	5.00	10-1-2024	275,000	275,000
California Municipal Finance Authority Lutheran University	5.00	10-1-2025	275,000	279,187
California Municipal Finance Authority Lutheran University	5.00	10-1-2026	300,000	311,683
California Municipal Finance Authority Palmdale Aerospace Academy, Inc. Series A144A	3.88	7-1-2028	840,000	837,032
California Municipal Finance Authority University of the Pacific Series A	5.00	11-1-2024	600,000	600,802
California Municipal Finance Authority University of the Pacific Series A	5.00	11-1-2025	600,000	615,311
California Municipal Finance Authority University of the Pacific Series A	5.00	11-1-2029	470,000	524,004
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	2.13	8-1-2031	500,000	455,084
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2027	520,000	525,998
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 1

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
California School Finance Authority Classical Academy Obligated Group Series A144A	3.00%	10-1-2031	$375,000	$355,340
California School Finance Authority Granada Hills Charter High School Obligated Group Series A144A	4.00	7-1-2029	510,000	521,075
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2026	420,000	431,976
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2027	440,000	460,005
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2028	465,000	493,051
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2029	485,000	520,384
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2030	510,000	545,366
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2031	535,000	571,377
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2032	565,000	602,655
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2026	235,000	236,292
California State University Series B-2øø	0.55	11-1-2049	8,625,000	8,013,929
California State University Series B-3øø	3.13	11-1-2051	1,500,000	1,509,297
California Statewide CDA CHF-Irvine LLC Series A	5.00	5-15-2032	2,055,000	2,144,479
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2029	360,000	380,324
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2031	415,000	436,215
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2033	325,000	338,293
				28,767,695
GO revenue: 7.30%
Aromas-San Juan Unified School District BAN CAB¤	0.00	8-1-2027	1,375,000	1,227,987
Cajon Valley Union School District	5.00	8-1-2026	340,000	356,303
Carlsbad Unified School District Series B	3.00	8-1-2031	300,000	301,024
Carlsbad Unified School District Series B	3.00	8-1-2032	350,000	351,086
Carlsbad Unified School District Series B	3.00	8-1-2034	300,000	298,480
Carlsbad Unified School District Series B	3.00	8-1-2035	250,000	248,089
Carlsbad Unified School District Series B	3.00	8-1-2036	350,000	345,831
Inglewood Unified School District Series B (BAM Insured)	5.00	8-1-2025	170,000	173,035
Inglewood Unified School District Series B (BAM Insured)	5.00	8-1-2026	235,000	245,534
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AGM Insured)	3.00	8-1-2033	225,000	222,084
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AGM Insured)	3.00	8-1-2034	375,000	367,953
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AGM Insured)	3.00	8-1-2035	520,000	506,057
Los Angeles Unified School District Series A	5.00	7-1-2025	300,000	304,971
Newman-Crows Landing Unified School District BAN CAB¤	0.00	8-1-2025	2,000,000	1,949,226
Oakland Unified School District/Alameda County	5.00	8-1-2029	10,125,000	10,552,745
Palomar Health Obligated Group Series A (NPFGC Insured)¤	0.00	8-1-2025	1,000,000	970,548
Pittsburg Unified School District (AGM Insured)	4.00	8-1-2031	150,000	158,540
See accompanying notes to portfolio of investments
2 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Pittsburg Unified School District (AGM Insured)	4.00%	8-1-2032	$250,000	$262,844
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2030	150,000	158,095
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2031	200,000	212,896
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2032	200,000	212,232
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2033	200,000	211,457
San Bernardino City Unified School District Series A (AGM Insured)	1.25	8-1-2029	435,000	389,531
San Gorgonio Memorial Health Care District	4.00	8-1-2027	1,090,000	1,060,951
San Gorgonio Memorial Health Care District	4.00	8-1-2030	580,000	541,747
Sierra Kings Health Care District	5.00	8-1-2032	1,240,000	1,251,351
				22,880,597
Health revenue: 15.79%
California HFFA Adventist Health System/West Obligated Group Series A	5.00	12-1-2028	900,000	980,228
California HFFA Adventist Health System/West Obligated Group Series Aøø	5.00	3-1-2040	4,000,000	4,222,332
California HFFA CommonSpirit Health Obligated Group Series A	5.00	12-1-2025	675,000	691,722
California HFFA El Camino Hospital	5.00	2-1-2025	1,000,000	1,005,878
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series A	3.85	11-15-2027	2,600,000	2,618,073
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2025	475,000	473,042
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2028	400,000	396,682
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2030	210,000	205,374
California HFFA Providence St. Joseph Health Obligated Group Series B-3øø	2.00	10-1-2036	5,000,000	4,905,830
California HFFA Stanford Health Care Obligated Group Series Aøø	3.00	8-15-2054	4,700,000	4,694,718
California Municipal Finance Authority Aldersly Series B-1	4.00	11-15-2028	595,000	595,899
California Municipal Finance Authority Aldersly Series B-2	3.75	11-15-2028	2,990,000	2,991,495
California Municipal Finance Authority Carmel Valley Manor Obligated Group	5.00	5-15-2025	200,000	202,375
California Municipal Finance Authority Carmel Valley Manor Obligated Group	5.00	5-15-2026	185,000	192,665
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	5.00	2-1-2025	1,000,000	1,003,209
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	5.00	2-1-2027	1,000,000	1,039,642
California Municipal Finance Authority Congregational Homes, Inc. Obligated Group Series B-1	2.75	11-15-2027	405,000	405,058
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2027	1,750,000	1,827,623
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	417,053
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.00	11-15-2032	1,155,000	1,312,676
California Municipal Finance Authority Healthright 360 Series A144A	5.00	11-1-2029	995,000	1,020,032
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2030	790,000	839,752
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2033	890,000	947,730
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 3

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00%	10-15-2030	$1,165,000	$1,195,654
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2033	500,000	511,219
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2028	360,000	366,729
California PFA Henry Mayo Newhall Hospital Obligated Group Series Bøø	4.00	10-15-2051	690,000	680,218
California PFA PIH Health, Inc. Obligated Group Series A	5.00	6-1-2033	1,655,000	1,889,222
California Statewide CDA Cedars-Sinai Medical Center Obligated Group	5.00	7-1-2025	500,000	506,994
California Statewide CDA CommonSpirit Health Obligated Group Series F (AGM Insured)€	3.00	7-1-2040	1,000,000	1,000,000
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2028	755,000	806,469
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2029	795,000	863,250
California Statewide CDA Hebrew Home for Aged Disabled	5.00	11-1-2030	900,000	948,655
California Statewide CDA HumanGood California Obligated Group	5.00	10-1-2026	720,000	732,292
California Statewide CDA HumanGood California Obligated Group	5.00	10-1-2027	1,000,000	1,017,336
California Statewide CDA HumanGood California Obligated Group	5.00	10-1-2028	1,125,000	1,144,413
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2026	250,000	258,786
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2027	300,000	315,365
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2028	250,000	264,629
California Statewide CDA Odd Fellows Home Series A	5.00	4-1-2025	485,000	489,571
California Statewide CDA Odd Fellows Home Series A	5.00	4-1-2026	275,000	285,431
Sierra View Local Health Care District	4.00	7-1-2025	580,000	581,751
Sierra View Local Health Care District	5.00	7-1-2027	630,000	660,279
Sierra View Local Health Care District	5.00	7-1-2029	630,000	678,043
Washington Township Health Care District Series A	4.00	7-1-2033	275,000	276,486
Washington Township Health Care District Series A	5.00	7-1-2029	350,000	373,230
Washington Township Health Care District Series A	5.00	7-1-2030	300,000	322,326
Washington Township Health Care District Series A	5.00	7-1-2031	325,000	346,070
				49,503,506
Housing revenue: 12.99%
California Enterprise Development Authority Provident Group-SDSU Properties LLC Series A	5.00	8-1-2029	200,000	213,477
California Enterprise Development Authority Provident Group-SDSU Properties LLC Series A	5.00	8-1-2030	325,000	348,810
California Housing Finance Agency Del Sur Family Housing LP Series Vøø	5.00	5-1-2054	500,000	520,007
California Housing Finance Agency Found Middle LP Series L (Goldman Sachs Bank USA LOC)144Aø	1.70	12-1-2027	5,900,000	5,900,000
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	4,817,905	4,946,253
California Housing Finance Agency Class A Series 2021-1	3.50	11-20-2035	2,840,344	2,778,058
California Infrastructure & Economic Development Bank State Teachers’ Retirement System	5.00	8-1-2027	400,000	428,201
California Municipal Finance Authority CHF-Davis I LLC	5.00	5-15-2025	3,435,000	3,473,000
See accompanying notes to portfolio of investments
4 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00%	5-15-2032	$700,000	$736,069
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2029	400,000	438,669
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2030	450,000	499,382
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2031	400,000	448,327
California Municipal Finance Authority Placer 712 LP Series A (Department of Housing and Urban Development Insured)øø	3.20	9-1-2045	1,250,000	1,264,340
California Municipal Finance Authority Southwestern Law School	4.00	11-1-2031	175,000	179,604
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2026	275,000	285,433
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2027	290,000	305,899
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2028	200,000	213,925
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2029	210,000	227,260
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2030	220,000	239,465
California Statewide CDA CHF-Irvine LLC (BAM Insured)	5.00	5-15-2026	1,605,000	1,661,273
California Statewide CDA Lancer Educational Housing LLC Series A144A	3.00	6-1-2029	560,000	539,217
City of Long Beach Harbor Revenue Series C AMT	5.00	5-15-2027	500,000	506,076
Compton PFA144A	4.00	9-1-2027	1,250,000	1,250,199
El Centro Financing Authority Series B	4.00	10-1-2026	140,000	143,298
El Centro Financing Authority Series B	4.00	10-1-2027	365,000	377,464
El Centro Financing Authority Series B	4.00	10-1-2028	255,000	265,793
El Centro Financing Authority Series B	4.00	10-1-2029	265,000	278,227
El Centro Financing Authority Series B	4.00	10-1-2030	275,000	288,789
El Centro Financing Authority Series B	4.00	10-1-2031	285,000	299,240
FHLMC Multifamily VRD Certificates Series M-057	2.40	10-15-2029	5,935,000	5,706,784
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2032	820,000	946,357
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2033	500,000	584,963
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2034	500,000	591,095
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2035	530,000	627,333
Los Angeles County Public Works Financing Authority Series D	5.00	12-1-2027	1,605,000	1,653,312
San Diego Housing Authority, Inc. Bernardo Family Housing LP Series Bøø	5.00	5-1-2057	1,500,000	1,565,093
				40,730,692
Industrial development revenue: 1.65%
California Statewide CDA Southern California Edison Co. Series C	4.50	11-1-2033	2,000,000	2,163,210
San Francisco City & County Airport Commission San Francisco International Airport SFO Fuel Co. LLC Series A AMT	5.00	1-1-2025	3,000,000	3,008,890
				5,172,100
Miscellaneous revenue: 5.08%
California Housing Finance Agency City & County of San Francisco Series N	5.00	4-1-2029	630,000	691,852
California Housing Finance Agency City & County of San Francisco Series N	5.00	4-1-2031	730,000	819,238
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 5

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
California Infrastructure & Economic Development Bank Academy of Sciences Series A	3.25%	8-1-2029	$3,000,000	$3,045,850
California Statewide CDA Series 2021A	4.00	9-2-2027	390,000	393,445
California Statewide CDA Series 2021A	4.00	9-2-2028	260,000	263,078
City of Irvine Assessment District No. 21-1	4.00	9-2-2029	1,220,000	1,286,346
City of Irvine Assessment District No. 21-1 (BAM Insured)	4.00	9-2-2033	270,000	284,989
County of Santa Barbara Series B AMT	5.00	12-1-2029	600,000	648,775
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2028	500,000	515,472
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2030	550,000	569,091
Lassen Municipal Utility District COP	4.00	5-1-2029	485,000	497,659
Lassen Municipal Utility District COP	4.00	5-1-2030	505,000	516,148
Lassen Municipal Utility District COP	4.00	5-1-2031	525,000	533,633
Lassen Municipal Utility District COP	4.00	5-1-2032	550,000	554,979
Lassen Municipal Utility District COP	4.00	5-1-2033	570,000	574,914
Lassen Municipal Utility District COP	4.00	5-1-2034	595,000	603,079
Mountain House PFA Community Services District Series A	5.00	12-1-2029	520,000	566,430
Mountain House PFA Community Services District Series A	5.00	12-1-2030	710,000	769,812
Mountain House PFA Community Services District Series A	5.00	12-1-2031	745,000	804,972
Palomar Health Obligated Group	5.00	11-1-2024	300,000	300,105
Palomar Health Obligated Group	5.00	11-1-2025	330,000	333,603
San Joaquin Area Flood Control Agency Smith Canal Area Assessment District (AGM Insured)	5.00	10-1-2025	250,000	255,802
San Joaquin Area Flood Control Agency Smith Canal Area Assessment District (AGM Insured)	5.00	10-1-2027	350,000	376,626
Sutter Butte Flood Control Agency Assessment District (BAM Insured)	5.00	10-1-2024	715,000	715,000
				15,920,898
Resource recovery revenue: 0.48%
California Municipal Finance Authority Waste Management, Inc. Series B AMTøø	4.80	11-1-2041	1,500,000	1,505,543
Tax revenue: 10.60%
California Statewide CDA Community Facilities District No. 2015-01 Area No. 2	5.00	9-1-2027	215,000	223,146
Cathedral City Redevelopment Successor Agency Merged Redevelopment Area Series A	5.00	8-1-2026	585,000	608,761
Cathedral City Redevelopment Successor Agency Merged Redevelopment Area Series B	5.00	8-1-2025	765,000	777,769
Cathedral City Redevelopment Successor Agency Merged Redevelopment Area Series B	5.00	8-1-2026	810,000	843,344
Cathedral City Redevelopment Successor Agency Series C (BAM Insured)	4.00	8-1-2027	580,000	598,358
Cathedral City Redevelopment Successor Agency Series C (BAM Insured)	4.00	8-1-2029	500,000	523,572
Cathedral City Redevelopment Successor Agency Series C (BAM Insured)	4.00	8-1-2031	600,000	627,009
See accompanying notes to portfolio of investments
6 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
City & County of San Francisco Community Facilities District No. 2016-1 Area 1 Series 2021	4.00%	9-1-2032	$350,000	$357,934
City & County of San Francisco Community Facilities District No. 2016-1 Area 1 Series 2021	4.00	9-1-2033	865,000	882,702
City & County of San Francisco Community Facilities District No. 2016-1 Area 1 Series 2021	4.00	9-1-2034	700,000	712,930
City & County of San Francisco Community Facilities District No. 2016-1 Area 2 Series A144A	4.00	9-1-2032	1,005,000	1,007,922
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Series A144A	5.00	9-1-2027	315,000	334,933
City of Fontana Community Facilities District No. 90	3.00	9-1-2025	110,000	109,168
City of Fontana Community Facilities District No. 90	4.00	9-1-2026	110,000	111,432
City of Fontana Community Facilities District No. 90	4.00	9-1-2027	125,000	127,595
City of Fontana Community Facilities District No. 90	4.00	9-1-2028	255,000	261,764
City of Fontana Community Facilities District No. 90	4.00	9-1-2030	140,000	144,169
City of Fontana Community Facilities District No. 90	4.00	9-1-2032	300,000	308,002
City of Lincoln Community Facilities District No. 2003-1	5.00	9-1-2025	550,000	559,695
City of Roseville Fiddyment Ranch Community Facilities District No. 1 Series A	5.00	9-1-2029	1,595,000	1,667,581
City of Sacramento Transient Occupancy Tax Revenue Series A	5.00	6-1-2027	575,000	609,655
City of San Diego Community Facilities District No. 2	4.00	9-1-2030	435,000	456,021
Compton Community Redevelopment Successor Agency Series A (AGM Insured)	5.00	8-1-2025	4,095,000	4,167,251
Hollister Redevelopment Successor Agency (BAM Insured)	5.00	10-1-2026	700,000	701,532
Inglewood Redevelopment Successor Agency Merged Redevelopment Project Series A (BAM Insured)	5.00	5-1-2025	1,000,000	1,011,343
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2029	400,000	420,677
Oakdale Community Redevelopment Agency Series A (AGM Insured)	5.00	6-1-2027	350,000	372,015
Orange County Community Facilities District No. 2015-1 Series A	5.00	8-15-2025	325,000	330,598
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	4.00	9-1-2027	1,150,000	1,188,166
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	4.50	9-1-2025	160,000	160,210
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	5.00	9-1-2025	150,000	150,261
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2026	130,000	135,866
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2027	225,000	241,068
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2028	200,000	218,919
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2029	200,000	223,306
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2030	325,000	368,333
River Islands PFA Community Facilities District No. 2021	4.00	9-1-2030	200,000	201,246
River Islands PFA Community Facilities District No. 2021	4.00	9-1-2031	500,000	502,357
Roseville Finance Authority Series A	5.00	9-1-2029	300,000	323,031
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 7

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	2.25%	7-1-2031	$5,205,000	$4,790,510
Stockton Redevelopment Successor Agency Series A (AGM Insured)	5.00	9-1-2025	1,675,000	1,706,410
Temescal Valley Water District Public Financing Authority (AGM Insured)	5.00	9-1-2033	550,000	647,142
Temescal Valley Water District Public Financing Authority (AGM Insured)	5.00	9-1-2034	500,000	594,668
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	4.00	9-1-2025	155,000	155,376
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	5.00	9-1-2028	425,000	445,335
Transbay Joint Powers Authority Redevelopment Project Tax Increment Revenue Series A	5.00	10-1-2029	500,000	539,606
Tustin Community Facilities District No. 06-1 Series A	5.00	9-1-2025	1,000,000	1,016,900
Yuba City Redevelopment Agency (AGM Insured)	5.00	9-1-2025	750,000	763,312
				33,228,900
Tobacco revenue: 1.01%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2030	450,000	491,478
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2031	550,000	598,773
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2032	300,000	325,862
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2029	950,000	1,025,649
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2030	200,000	218,435
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2031	225,000	246,544
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2032	250,000	273,269
				3,180,010
Transportation revenue: 0.78%
Bay Area Toll Authority Series E (SIFMA Municipal Swap+0.41%)±	3.56	4-1-2056	1,500,000	1,477,182
San Joaquin Hills Transportation Corridor Agency Series A	5.00	1-15-2030	865,000	964,268
				2,441,450
Utilities revenue: 15.26%
California Community Choice Financing Authority Clean Energy Project Series Aøø	4.00	10-1-2052	11,650,000	11,835,804
California Community Choice Financing Authority Series A-1	4.00	2-1-2027	2,290,000	2,329,488
California Community Choice Financing Authority Series A-1	4.00	2-1-2028	2,810,000	2,879,582
California Community Choice Financing Authority Series A-1øø	5.00	12-1-2053	6,000,000	6,420,710
California Community Choice Financing Authority Series B-2 (SIFMA Municipal Swap+0.45%)±	3.60	2-1-2052	7,000,000	6,562,113
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	6,000,000	6,482,296
California Community Choice Financing Authority Series Føø	5.50	10-1-2054	4,970,000	5,560,429
California Statewide CDA Southern California Edison Co. Series A	1.75	9-1-2029	1,500,000	1,364,162
See accompanying notes to portfolio of investments
8 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
City of Vernon Electric System Revenue Series 2022-A	5.00%	8-1-2026	$600,000	$621,972
Los Angeles Department of Water & Power Power System Revenue Series F-1 (JPMorgan Chase Bank N.A. SPA)ø	3.10	7-1-2048	3,800,000	3,800,000
				47,856,556
Water & sewer revenue: 3.28%
California PCFA Poseidon Resources Channelside LP AMT144A	5.00	7-1-2031	2,885,000	3,196,781
City of San Francisco Public Utilities Commission Water Revenue Series C	5.00	11-1-2028	1,830,000	1,832,892
Lower Tule River Irrigation District Series A	5.00	8-1-2027	680,000	721,222
Lower Tule River Irrigation District Series A	5.00	8-1-2031	700,000	779,353
Middle Fork Project Finance Authority	5.00	4-1-2029	3,525,000	3,766,317
				10,296,565
				297,364,413
Guam: 1.23%
Utilities revenue: 0.57%
Guam Power Authority Series A	5.00	10-1-2031	750,000	834,991
Guam Power Authority Series A	5.00	10-1-2032	850,000	954,721
				1,789,712
Water & sewer revenue: 0.66%
Guam Government Waterworks Authority Wastewater System Series A	5.00	7-1-2025	350,000	354,690
Guam Government Waterworks Authority Wastewater System Series A	5.00	7-1-2026	350,000	362,517
Guam Government Waterworks Authority Wastewater System Series A	5.00	7-1-2027	300,000	316,807
Guam Government Waterworks Authority Wastewater System Series B	5.00	7-1-2026	500,000	517,882
Guam Government Waterworks Authority Wastewater System Series B	5.00	7-1-2027	500,000	528,012
				2,079,908
				3,869,620
Illinois: 0.21%
Housing revenue: 0.21%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	5.00	12-15-2025	650,000	664,217
New York: 1.80%
Airport revenue: 0.14%
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2032	400,000	428,034
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 9

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 1.66%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00%	1-1-2029	$5,000,000	$5,209,455
				5,637,489
Texas: 0.96%
Industrial development revenue: 0.96%
City of Houston Airport System Revenue United Airlines, Inc. AMT	5.00	7-1-2029	3,000,000	3,001,325
Total municipal obligations (Cost $313,770,222)				310,537,064

		Yield	Shares
Short-term investments: 0.04%
Investment companies: 0.04%
Allspring Government Money Market Fund Select Class♠∞		4.86	139,714	139,714
Total short-term investments (Cost $139,714)				139,714
Total investments in securities (Cost $313,909,936)	99.08%			310,676,778
Other assets and liabilities, net	0.92			2,875,246
Total net assets	100.00%			$313,552,024

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HFFA	Health Facilities Financing Authority
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
See accompanying notes to portfolio of investments
10 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,742,271	$17,261,360	$(18,863,917)	$0	$0	$139,714	139,714	$17,935
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 11

Notes to portfolio of investments—September 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$310,537,064	$0	$310,537,064
Short-term investments
Investment companies	139,714	0	0	139,714
Total assets	$139,714	$310,537,064	$0	$310,676,778
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
12 | Allspring California Limited-Term Tax-Free Fund